American Beacon International Equity Fund
AMR Class

Supplement dated December 29, 2014
to the
Prospectus dated February 28, 2014

The information below supplements the Prospectus dated February 28, 2014 and is in addition to any other supplement(s):

In the American Beacon International Equity Fund summary section, under "Management", sub-section "Portfolio Managers" for Templeton Investment Counsel, LLC, all references to Neil Devlin are deleted.  In the "Fund Management" section- "The Sub-Advisors" for Templeton Investment Counsel, LLC, all references to Neil Devlin are deleted.

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